Notes to statement of cash flows (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of statement of cash flows

	2025	2024	2023

Loss after income tax	(26,016,967)	(14,408,346)	(20,597,436)
Non-cash flows in operating loss:
Accrued interest on convertible notes	-	3,207,497	4,420,225
Movement in present value on consideration payable	242,468	-	-
Share-based payments	10,568,351	4,521,599	2,365,384
Prefunded warrants issued in lieu of payments	3,450,915	-	-
Convertible notes issued in lieu of payments for services	-	-	624,426
Depreciation and amortisation expense	1,066,503	520,697	360,021
Fair value movement of derivatives	-	(3,400,685)	6,870,729
Finance costs paid	72,030	55,429	52,507
Changes in assets and liabilities:
Decrease in trade and other receivables	42,325	372,389	506,737
(Increase)/decrease in other assets	(610)	(189,621)	33,091
Increase/(decrease) in trade and other payables	2,220,940	100,719	(153,292)
Increase /(decrease) in net deferred revenue	9,093	(174,290)	(121,453)
Increase/ (decrease) in provision for refund	-	(70,000)	(25,000)
Increase in employee entitlement	37,769	133,845	160,700
Net cash used in operating activities	(8,307,183)	(9,330,767)	(5,503,361)